Revenue from contracts with customers and trade receivables (Details 5) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)		Mar. 31, 2017 USD ($)
Beginning Balance | ₨		₨ 3,785
Current provisions relating to sales during the year | ₨		3,655
Credits and payments | ₨		(3,324)
Ending Balance | ₨		4,218			₨ 3,785
Chargebacks [Member]
Beginning Balance			$ 170			$ 191		$ 209
Current provisions relating to sales during the year			1,415	[1]		1,750	[2]	1,963	[3]
Provisions and adjustments relating to sales in prior years	[4]
Credits and payments	[5]		(1,457)			(1,771)		(1,981)
Ending Balance			128			170		191
Rebates [Member]
Beginning Balance			161			186		257
Current provisions relating to sales during the year			461	[1]		630	[2]	700	[3]
Provisions and adjustments relating to sales in prior years			0			0		0
Credits and payments	[5]		(530)			(655)		(771)
Ending Balance			92			161		186
Medicaid [Member]
Beginning Balance			12			13		14
Current provisions relating to sales during the year			18	[1]		18	[2]	22	[3]
Provisions and adjustments relating to sales in prior years			0			0		0
Credits and payments	[5]		(19)			(19)		(23)
Ending Balance			11			12		13
Refund Liability [Member]
Beginning Balance			28			36		45
Current provisions relating to sales during the year		3,592	29	[1]	2,702	22	[2]	28	[3]
Provisions and adjustments relating to sales in prior years			0			0		0
Credits and payments		₨ (3,324)	(27)	[5]	₨ (3,303)	(30)	[5]	(37)	[5]
Ending Balance			$ 30			$ 28		$ 36

[1]	Chargebacks and rebates provisions for the year ended March 31, 2019 and payments for the year ended March 31, 2019 were each lower as compared to the year ended March 31, 2018, primarily as a result of lower pricing rates per unit for chargebacks, and due to a reduction in the invoice price to wholesalers for certain of the Company’s products.
[2]	Chargebacks and rebates provisions for the year ended March 31, 2018 and payments for the year ended March 31, 2018 were each lower as compared to the year ended March 31, 2017, primarily as a result of lower pricing rates per unit for chargebacks, due to a reduction in the invoice price to wholesalers for certain of the Company’s products, and due to certain product mix changes.
[3]	Chargebacks and rebates provisions for the year ended March 31, 2017 and payments for the year ended March 31, 2017 were each lower as compared to the year ended March 31, 2016, primarily as a result of lower sales, product mix changes and relatively low value of new products.
[4]	Currently, the Company does not separately track provisions and adjustments, in each case to the extent relating to prior years for chargebacks. However, the adjustments are expected to be non-material. The volumes used to calculate the closing balance of chargebacks represent approximately 1.1 months equivalent of sales, which corresponds to the pending chargeback claims yet to be processed.
[5]	Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, medicaid payments or refund liability.